PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Composition of assets, grouped by major classification, is as follows:

	December 31
	2013	2012
	U.S. dollars in thousands
Computers and electronic equipment	$1,462	$4,070
Land	263	263
Office furniture and equipment	162	358
Vehicles	152	227
Leasehold improvements	8	8
	2,047	4,926
Less - accumulated depreciation and amortization	1,397	4,245
	$650	$681